SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the period	$ 2,690	$ 2,379
Doubtful debt expenses during the period	(243)	618
Customer write-offs during the period	(57)	(310)
Exchange rate	(96)	3
Balance at the end of the period	$ 2,294	$ 2,690